Equity Accounted Investments (Details Textual) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended						1 Months Ended														1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Vessel	Dec. 31, 2009	Mar. 31, 2011	Feb. 28, 2012 Sevan Marine ASA [Member]	Nov. 30, 2011 Sevan Marine ASA [Member]	Nov. 30, 2010 Teekay LNG [Member]	Nov. 30, 2010 Excalibur [Member] Vessel	Nov. 30, 2010 Excelsior [Member] Vessel	Dec. 31, 2011 Angola LNG Project [Member]	Dec. 31, 2010 Angola LNG Project [Member]	Dec. 31, 2011 Ikdam Production [Member]	Dec. 31, 2010 Ikdam Production [Member]	Dec. 31, 2011 SkaugenPetroTrans [Member]	Dec. 31, 2010 SkaugenPetroTrans [Member]	Dec. 31, 2011 Wah Kwong [Member]	Dec. 31, 2010 Wah Kwong [Member] Teekay Tankers [Member]	Dec. 31, 2011 RasGas 3 [Member]	Dec. 31, 2010 RasGas 3 [Member] Carrier	Dec. 31, 2010 RasGas 3 [Member] Teekay LNG [Member]	Nov. 30, 2010 Exmar [Member] Carrier	Dec. 31, 2011 Exmar [Member]
Joint Ventures (Textual) [Abstract]
Number of vessels		4						2	2										4		2
Portion of purchase price financed																					$ 37,300,000
Issuance of common units																					1.1
Percentage of debt secured guaranteed							50.00%
Secured Debt																					206,000,000
Equity (loss) income (notes 18b and 23)	(35,309,000)	(11,257,000)	52,242,000
Equity (loss) gain related to unrealized (loss) gain on interest rate swap	(35,200,000)	(26,300,000)	32,400,000
Acquisition cost				386,300,000		25,000,000															72,500,000
Ownership percentage	33.00%					40.00%				33.00%	33.00%	40.00%	40.00%	50.00%	50.00%	50.00%	50.00%	40.00%		40.00%	50.00%	50.00%
Fair value of investment of existing contract						49,200,000
Quoted market value of investment of existing contract					$ 46,500,000